Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Copyrights, licenses, domain names, trademark and technology	3,639,211	4,125,433
Long-term receivable	1,599,524	84,849
Long-term interest receivables	—	113,006
Goodwill	—	318,943
Staff housing loans	71,997	63,531
Non-current deposits	140,869	166,210
Others	215,009	236,710
	5,666,610	5,108,682

Schedule of consideration allocation on the acquisition date based on fair value of the assets acquired and the liabilities assumed

Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows (in thousands):

Amounts
RMB
Net assets acquired (i)	16,440
Amortizable intangible assets (ii)
Trademark	59,300
Developed technology	182,200
Deferred tax liabilities	(60,375)
Goodwill	311,109
Noncontrolling interests	(187,762)
Total	320,912
(i)	Net assets acquired mainly included cash and cash equivalents as of the date of acquisition.
(ii)	Trademark and Developed technology acquired in the Acquisition are included in “Copyrights, licenses, domain names, trademark and technology”.